PRC CONTRIBUTION AND PROFIT APPROPRIATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC Minimum	Dec. 31, 2013 Subsidiaries PRC Minimum	Dec. 31, 2013 Subsidiaries PRC Maximum	Dec. 31, 2013 VIEs Consolidated PRC Minimum	Dec. 31, 2005 VIEs Consolidated PRC Minimum	Dec. 31, 2013 VIEs Consolidated PRC Maximum	Dec. 31, 2005 VIEs Consolidated PRC Maximum
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Total contribution for employee benefits	95,216	88,655	57,700
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION
Percentage appropriation to general reserve fund required					10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)						50.00%			50.00%
Percentage appropriation to statutory surplus reserve required							10.00%
Percentage appropriation to statutory public welfare fund required								5.00%		10.00%
Percentage appropriation to statutory reserve required for education development reserve				25.00%
Appropriation to statutory reserve
General and statutory surplus reserve	58,661	95,436	99,000
Education development reserve	22,070	20,970	23,199
Total	80,731	116,406	122,199